Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Assets Held for Sale	a) Assets held for sale:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Investment accounted for using equity method in Unimos Shanghai	4,278,658	—